================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2012

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Endeavour Capital Advisors, Inc. (1)

Address:  410 Greenwich Avenue, Greenwich, CT 06830

Form 13F File Number:  28-10420

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

(1) Laurence M. Austin and Mitchell J. Katz are the managing members of the Reporting Manager and other investment advisers which exercise investment discretion over various investment funds and accounts which are the holders of the shares listed herein.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Glenn M. Hofsess

Title:  Chief Financial Officer

Phone:  203-618-0101

Signature, Place, and Date of Signing:


  /s/ Glenn M. Hofsess           Greenwich, CT                11/14/2012
-------------------------   ------------------------   -------------------------
         (Name)                  (City, State)                  (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

================================================================================

                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 82 items

Form 13F Information Table Value Total: $492,799 (thousands)

List of Other Included Managers:        Not Applicable.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE


                                                         TOTAL                                            VOTING     VOTING
                                                          FMV         TOTAL         INVESTMENT  OTHER    AUTHORITY  AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP   (X $1,000)    SHARES  SH/PRN DISCRETION MANAGERS    SOLE       NONE
1ST UNITED BANCORP INC FLA         COM       33740N105      2,392    370,902  SHS      SOLE      NONE      370,902          0
ACE LTD                            SHS       H0023R105      9,805    129,693  SHS      SOLE      NONE       18,800    110,893
AFLAC INC                          COM       001055102      3,571     74,573  SHS      SOLE      NONE            0     74,573
ALLSTATE CORP                      COM       020002101      5,078    128,200  SHS      SOLE      NONE            0    128,200
AMERICAN EXPRESS CO                COM       025816109      6,323    111,200  SHS      SOLE      NONE            0    111,200
AMERICAN INTL GROUP INC          COM NEW     026874784     11,268    343,637  SHS      SOLE      NONE       40,673    302,964
AMERICAN RIVER BANKSHARES          COM       029326105      4,855    638,770  SHS      SOLE      NONE      638,770          0
AMERIPRISE FINL INC                COM       03076C106      5,179     91,364  SHS      SOLE      NONE            0     91,364
AON PLC                          SHS CL A    G0408V102      8,108    155,059  SHS      SOLE      NONE            0    155,059
ASSURANT INC                       COM       04621X108     12,231    327,900  SHS      SOLE      NONE       57,000    270,900
AVALONBAY CMNTYS INC               COM       053484101      1,820     13,380  SHS      SOLE      NONE            0     13,380
BANK OF AMERICA CORPORATION        COM       060505104     14,058  1,592,046  SHS      SOLE      NONE            0  1,592,046
BANK OF NEW YORK MELLON CORP       COM       064058100      3,169    140,100  SHS      SOLE      NONE            0    140,100
BANNER CORP                      COM NEW     06652V208        763     28,100  SHS      SOLE      NONE       28,100          0
BB&T CORP                          COM       054937107      6,735    203,100  SHS      SOLE      NONE      109,500     93,600
BLACKROCK INC                      COM       09247X101      1,714      9,611  SHS      SOLE      NONE            0      9,611
BOSTON PROPERTIES INC              COM       101121101      2,370     21,424  SHS      SOLE      NONE            0     21,424
BRIDGE CAP HLDGS                   COM       108030107      1,946    125,892  SHS      SOLE      NONE      125,892          0
CAPITAL ONE FINL CORP              COM       14040H105      3,862     67,750  SHS      SOLE      NONE            0     67,750
CHARTER FINL CORP WEST PT GA       COM       16122M100      2,883    295,700  SHS      SOLE      NONE      295,700          0
CITIGROUP INC                    COM NEW     172967424      7,624    232,994  SHS      SOLE      NONE            0    232,994
CME GROUP INC                      COM       12572Q105      2,460     42,935  SHS      SOLE      NONE            0     42,935
COBIZ FINANCIAL INC                COM       190897108        499     71,260  SHS      SOLE      NONE       71,260          0
COMERICA INC                       COM       200340107      6,060    195,160  SHS      SOLE      NONE       63,792    131,368
EATON VANCE CORP               COM NON VTG   278265103        508     17,542  SHS      SOLE      NONE            0     17,542
FIFTH THIRD BANCORP                COM       316773100     23,362  1,507,225  SHS      SOLE      NONE      608,850    898,375
FIRST MIDWEST BANCORP INC          COM       320867104     17,689  1,408,355  SHS      SOLE      NONE    1,010,753    397,602

FLUSHING FINL CORP                 COM       343873105      4,215    266,742  SHS      SOLE      NONE      266,742          0
FOX CHASE BANCORP INC NEW          COM       35137T108      1,650    105,625  SHS      SOLE      NONE      105,625          0
FRANKLIN RES INC                   COM       354613101      1,617     12,925  SHS      SOLE      NONE            0     12,925
FULTON FINL CORP PA                COM       360271100      6,106    619,911  SHS      SOLE      NONE      246,611    373,300
GALLAGHER ARTHUR J & CO            COM       363576109     19,023    531,076  SHS      SOLE      NONE      100,476    430,600
GENWORTH FINL INC                COM CL A    37247D106        473     90,500  SHS      SOLE      NONE            0     90,500
GOLDMAN SACHS GROUP INC            COM       38141G104      7,973     70,135  SHS      SOLE      NONE            0     70,135
HANOVER INS GROUP INC              COM       410867105        704     18,900  SHS      SOLE      NONE       18,900          0
HARTFORD FINL SVCS GROUP INC       COM       416515104      5,087    261,700  SHS      SOLE      NONE       34,800    226,900
HERITAGE FINL CORP WASH            COM       42722X106      9,405    625,746  SHS      SOLE      NONE      625,746          0
HERITAGE FINL GROUP INC            COM       42726X102      3,285    250,000  SHS      SOLE      NONE      250,000          0
HERITAGE OAKS BANCORP              COM       42724R107      1,962    340,640  SHS      SOLE      NONE      340,640          0
HILLTOP HOLDINGS INC               COM       432748101        662     52,100  SHS      SOLE      NONE       52,100          0
HOWARD HUGHS CORP                  COM       44267D107        998     14,046  SHS      SOLE      NONE       14,046          0
INVESCO LTD                        SHS       G491BT108      1,594     63,773  SHS      SOLE      NONE            0     63,773
INVESTORS BANCORP INC              COM       46146P102      7,889    432,500  SHS      SOLE      NONE      432,500          0
JPMORGAN CHASE & CO                COM       46625H100     23,234    573,964  SHS      SOLE      NONE            0    573,964
KEYCORP NEW                        COM       493267108     17,088  1,955,178  SHS      SOLE      NONE      502,701  1,452,477
MARSH & MCLENNAN COS INC           COM       571748102     13,023    383,829  SHS      SOLE      NONE            0    383,829
MB FINANCIAL INC NEW               COM       55264U108     17,366    879,299  SHS      SOLE      NONE      448,894    430,405
METLIFE INC                        COM       59156R108      5,884    170,745  SHS      SOLE      NONE       13,110    157,635
MGIC INVT CORP WIS                 COM       552848103        362    236,600  SHS      SOLE      NONE      236,600          0
MIDSOUTH BANCORP INC               COM       598039105      5,163    318,911  SHS      SOLE      NONE      318,911          0
MORGAN STANLEY                   COM NEW     617446448      3,803    227,165  SHS      SOLE      NONE            0    227,165
NASDAQ OMX GROUP INC               COM       631103108     10,474    449,730  SHS      SOLE      NONE      112,388    337,342
NEW YORK CMNTY BANCORP INC         COM       649445103      8,462    597,630  SHS      SOLE      NONE      597,630          0
NORTHERN TR CORP                   COM       665859104      1,318     28,400  SHS      SOLE      NONE            0     28,400
NYSE EURONEXT                      COM       629491101      2,313     93,818  SHS      SOLE      NONE       33,904     59,914
OCEANFIRST FINL CORP               COM       675234108      1,964    133,876  SHS      SOLE      NONE      133,876          0
OLD LINE BANCSHARES INC            COM       67984M100      3,069    278,788  SHS      SOLE      NONE      278,788          0
PNC FINL SVCS GROUP INC            COM       693475105     13,938    220,890  SHS      SOLE      NONE       43,728    177,162
PRICE T ROWE GROUP INC             COM       74144T108      1,490     23,533  SHS      SOLE      NONE            0     23,533
PROASSURANCE CORP                  COM       74267C106        705      7,800  SHS      SOLE      NONE        7,800          0
PROGRESSIVE CORP OHIO              COM       743315103      1,784     86,000  SHS      SOLE      NONE            0     86,000
PRUDENTIAL FINL INC                COM       744320102      2,235     41,000  SHS      SOLE      NONE            0     41,000

PUBLIC STORAGE                     COM       74460D109      2,951     21,202  SHS      SOLE      NONE            0     21,202
SCHWAB CHARLES CORP NEW            COM       808513105      2,780    217,529  SHS      SOLE      NONE            0    217,529
SEI INVESTMENTS CO                 COM       784117103        429     20,000  SHS      SOLE      NONE            0     20,000
SELECTIVE INS GROUP INC            COM       816300107        348     18,330  SHS      SOLE      NONE       18,330          0
SIMON PPTY GROUP INC NEW           COM       828806109      1,735     11,432  SHS      SOLE      NONE            0     11,432
SOUTHWEST BANCORP INC OKLA         COM       844767103      5,327    491,000  SHS      SOLE      NONE      491,000          0
STATE STR CORP                     COM       857477103      3,478     82,900  SHS      SOLE      NONE            0     82,900
STERLING BANCORP                   COM       859158107      9,211    928,495  SHS      SOLE      NONE      928,495          0
STERLING FINL CORP WASH          COM NEW     859319303      6,102    274,007  SHS      SOLE      NONE      274,007          0
SUNTRUST BKS INC                   COM       867914103      5,145    181,981  SHS      SOLE      NONE       55,099    126,882
TD AMERITRADE HLDG CORP            COM       87236Y108        709     46,100  SHS      SOLE      NONE            0     46,100
TRAVELERS COMPANIES INC            COM       89417E109     12,614    184,800  SHS      SOLE      NONE       37,555    147,245
US BANCORP DEL                   COM NEW     902973304     14,283    416,400  SHS      SOLE      NONE            0    416,400
VIEWPOINT FINL GROUP INC MD        COM       92672A101      6,667    347,800  SHS      SOLE      NONE      347,800          0
WASHINGTON FED INC                 COM       938824909      2,692    161,560  SHS      SOLE      NONE      161,560          0
WELLS FARGO & CO NEW               COM       949746101     19,095    552,997  SHS      SOLE      NONE            0    552,997
WEST COAST BANCORP ORE NEW       COM NEW     952145209     14,771    655,922  SHS      SOLE      NONE      655,922          0
WSB HOLDINGS INC                   COM       92934C101        369     65,300  SHS      SOLE      NONE       65,300          0
XL GROUP PLC                       SHS       G98290102      6,519    271,300  SHS      SOLE      NONE       42,800    228,500
ZIONS BANCORPORATION               COM       989701107      4,926    238,410  SHS      SOLE      NONE      238,410          0
                                                          492,799 23,994,812                            11,972,786 12,022,026